Income Taxes - Significant Components of Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Employee compensation accruals	$ 292	$ 1,386	$ 1,279
Accrued liabilities	353	343	633
Research tax credits	17	22	3,796
Other	34	55	66
Net operating losses	5,289	6,194	77,906
Total deferred tax assets	5,985	8,000	83,680
Deferred tax liabilities:
Beneficial conversion feature		906
Other	13
Total deferred tax liabilities	13	906	0
Valuation allowance	5,972	7,094	83,680
Net deferred tax assets	$ 0	$ 0	$ 0